Consolidated Statements of Cash Flows - EUR (€) € in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2021	Apr. 30, 2021	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities
Net profit (loss)	€ (17,205)		€ 75,022	€ 187,111
Adjustments to reconcile net profit (loss) to net cash flows from operating activities:
Depreciation	8,594		54,841	20,294
Amortization	20,427		28,572	60,967
Loss on disposal of property, plant and equipment				97
Change in expected credit loss	511			207
Finance cost, net	28,958		107,036	112,503
Net exchange differences	(13,537)		36,056	(46,363)
Non-cash operating items	9		65,726	(669)
Income tax expense	3,428		78,630	63,413
Income tax paid	(25,594)		(6,698)	(18,408)
Changes in working capital
Inventories	74,734		(95,620)	(159,105)
Right to return assets	84		1,327	(641)
Trade and other receivables	46,359		(26,663)	(5,286)
Trade and other payables	(22,799)		10,648	11,201
Accrued Liabilities	(82)		18,870	1,677
Other current financial liabilities	13,002		(3,775)	(31,401)
Other current provision	4,532		2,427	13,149
Contract liabilities	(2,532)		5,085	(401)
Other	(12,522)		7,249	25,791
Net cash flows provised by operating activities	106,367		358,733	234,136
Cash flows from investing activities
Interest received			1,846
Purchase of property, plant and equipment	(8,955)		(102,152)	(70,777)
Proceeds from sales of property, plant and equipment	1,974		339	1,977
Purchase of intangible assets	(460)		(795)	(1,814)
Proceeds from sales of intangible assets	1,234		29	5
Business combination, net of cash acquired				(1,037)
Net cash flows (used in) investing activities	(6,207)		(100,732)	(71,646)
Cash flows from financing activities
Repayments of loans and borrowings	(3,935)		(52,782)	(9,516)
Interest paid			(111,986)	(67,978)
Payments of lease liabilities	(8,619)		(28,796)	(25,406)
Interest portion of lease liabilities	(861)		(5,721)	(2,417)
Net cash flows (used in) financing activities	(13,415)		(199,285)	(105,317)
Net increase (decrease) in cash and cash equivalents	86,745		58,716	57,173
Cash and cash equivalents at beginning of period	145,378		307,078	235,343
Net foreign exchange difference	3,220		(21,386)	14,562
Cash and cash equivalents at end of period	235,343	€ 145,378	€ 344,408	€ 307,078
Predecessor
Cash flows from operating activities
Net profit (loss)		99,024
Adjustments to reconcile net profit (loss) to net cash flows from operating activities:
Depreciation		9,998
Amortization		15,874
Loss on disposal of property, plant and equipment		405
Change in expected credit loss		358
Finance cost, net		1,753
Net exchange differences		7,336
Non-cash operating items		(125)
Income tax expense		20,694
Income tax paid		(8,285)
Changes in working capital
Inventories		(66,734)
Right to return assets		(656)
Trade and other receivables		(57,064)
Trade and other payables		42,911
Accrued Liabilities		(97)
Other current financial liabilities		(1,305)
Other current provision		4,318
Contract liabilities		3,102
Other		(1,101)
Net cash flows provised by operating activities		70,406
Cash flows from investing activities
Purchase of property, plant and equipment		(7,332)
Proceeds from sales of property, plant and equipment		1
Purchase of intangible assets		(4,346)
Proceeds from sales of intangible assets		251
Net cash flows (used in) investing activities		(11,426)
Cash flows from financing activities
Proceeds from loans and borrowings		97,649
Interest paid		(979)
Distributions to shareholders		(151,673)
Payments of lease liabilities		(14,299)
Interest portion of lease liabilities		(594)
Net cash flows (used in) financing activities		(69,896)
Net increase (decrease) in cash and cash equivalents		(10,916)
Cash and cash equivalents at beginning of period	€ 86,870	96,177
Net foreign exchange difference		1,609
Cash and cash equivalents at end of period		€ 86,870